Income Taxes - Income Tax Provision Attributable to Income from Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Expected provision using statutory federal income tax rate	$ 3,300	$ 2,947	$ 2,874
Tax-exempt income on state and municipal securities and political subdivision loans	(241)	(216)	(188)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	5	4	4
Tax-exempt income on bank owned life insurance	(94)	(92)	(90)
Other	(1)	4	(32)
Total income tax provision	$ 2,969	$ 2,647	$ 2,568